Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES

Note 8. Commitments and Contingencies

The Company is not a party to any material legal proceedings and is not aware of any material pending or threatened claims. From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.

See Note 7 for discussion on funding commitments on the Third Amended Note.

Note 8. Commitments and Contingencies

The Company is not a party to any material legal proceedings and is not aware of any material pending or threatened claims. From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.

See Note 7 for discussion on funding commitments on the Third Amended Note.

Iris
COMMITMENTS AND CONTINGENCIES

Note 7. Commitments and Contingencies

Registration Rights

The holders of the (i) Founder Shares, which were issued in a private placement prior to the closing of the IPO, (ii) Private Warrants, which were issued in a private placement simultaneously with the closing of the IPO and the shares of Class A common stock underlying such Private Warrants (iii) the PIPE Shares issuable pursuant to the PIPE Equity Subscription Agreement, and (iv) Private Warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of the Company’s securities held by them pursuant to a registration rights agreement to be signed prior to or on the Effective Date. The holders of these securities are entitled to make up to three demands, excluding Form S-3 demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to an underwriting discount of 2% (or $5,520,000) of the gross proceeds of the IPO and deferred underwriting discount of 3.5% (or $9,660,000) of the gross proceeds of the IPO upon the completion of the Company’s initial Business Combination.

On October 11, 2023, the Company executed a Fee Reduction Agreement with the underwriters to reduce the deferred underwriting discount of $9,660,000 to $8,000,000 in the event that the business combination with Liminatus is consummated. Pursuant to the terms of the agreement, the reduced deferred underwriting discount shall be payable by the Company to the underwriters in $1,000,000 cash and $7,000,000 of the common equity securities of the public entity that survives the transaction. As of March 31, 2025, the deferred underwriting discount of $9,660,000 has not been reduced to $8,000,000 because the release of the payable will occur upon the consummation of the business combination with Liminatus, which occurred on April 30, 2025. Upon the consummation of the Business Combination, $9,160,000 in deferred underwriting fees were settled, of which $7,000,000 will be settled in common shares of the combined company upon the earlier of (i) 180 days from the consummation of the Business Combination, and (ii) the Company’s next share offering, $500,000 was settled in cash and $1,660,000 was waived and no longer payable. The remaining $500,000 will be settled upon the earlier of the consummation of the combined company’s next share offering, or in six months from the date of the business combination.

Capital Markets Advisory Agreement

On July 19, 2024, the Company entered into a capital markets advisory agreement with Benjamin Securities, Inc. and Liminatus Pharma, LLC to perform certain services for the Company and Liminatus Pharma, LLC. The Company and Benjamin Securities, Inc. subsequently amended the agreement shortly after execution to delay the services provided until the business combination becomes effective. As such, no obligations are owed to Benjamin Securities, Inc. until the business combination becomes effective, which occurred on April 30, 2025. The combined entity remitted payment to Benjamin Securities, Inc. in the amount of $500,250 upon the consummation of the Business Combination.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the (i) Founder Shares, which were issued in a private placement prior to the closing of the IPO, (ii) Private Warrants, which were issued in a private placement simultaneously with the closing of the IPO and the shares of Class A common stock underlying such Private Warrants (iii) the PIPE Shares issuable pursuant to the PIPE Equity Subscription Agreement, and (iv) Private Warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of the Company’s securities held by them pursuant to a registration rights agreement to be signed prior to or on the Effective Date. The holders of these securities are entitled to make up to three demands, excluding Form S-3 demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to an underwriting discount of 2% (or $5,520,000) of the gross proceeds of the IPO and deferred underwriting discount of 3.5% (or $9,660,000) of the gross proceeds of the IPO upon the completion of the Company’s initial Business Combination.

On October 11, 2023, the Company executed a Fee Reduction Agreement with the underwriters to reduce the deferred underwriting discount of $9,660,000 to $8,000,000 in the event that the business combination with Liminatus is consummated. Pursuant to the terms of the agreement, the reduced deferred underwriting discount shall be payable by the Company to the underwriters in $1,000,000 cash and $7,000,000 of the common equity securities of the public entity that survives the transaction. As of December 31, 2024, the deferred underwriting discount of $9,660,000 has not been reduced to $8,000,000 because the release of the payable will occur upon the consummation of the business combination with Liminatus.

Capital Markets Advisory Agreement

On July 19, 2024, the Company entered into a capital markets advisory agreement with Benjamin Securities, Inc. and Liminatus Pharma, LLC to perform certain services for the Company and Liminatus Pharma, LLC. At the time of the agreement signing $125,000 was owed to Benjamin Securities, Inc. as a deposit, with an additional $485,000 owed at consummation of the business combination. The Company and Benjamin Securities, Inc. subsequently amended the agreement shortly after execution to delay the services provided until the business combination becomes effective. As such, no obligations are owed to Benjamin Securities, Inc. until the business combination becomes effective.